Significant Events During the Reporting Period (Details) - Subsequent [Member]	Jan. 03, 2022 $ / shares shares
Significant Events During the Reporting Period (Details) [Line Items]
Share Options | shares	178,140
MitoCareX [Member]
Significant Events During the Reporting Period (Details) [Line Items]
Invested initial amount term	3 years
Exercise price per share | $ / shares	$ 6.5